DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments
July 31, 2022 - (Unaudited)
COMMON STOCKS — 93.74% Shares Fair Value
Communications — 7.61%
Activision Blizzard, Inc. 170 $ 13,592
Alphabet, Inc., Class C
(a)
1,528 178,226
Alphabet, Inc., Class A
(a)
1,876 218,215
AT&T, Inc. 1,543 28,978
Booking Holdings, Inc.
(a)
11 21,293
Charter Communications, Inc., Class
A
(a)
23 9,938
Comcast Corp., Class A 1,017 38,158
DISH Network Corp., Class A
(a)
48 834
Electronic Arts, Inc. 48 6,299
Expedia Group, Inc.
(a)
9 954
Fox Corp., Class B 81 2,503
Fox Corp., Class A 66 2,185
Interpublic Group of Cos., Inc. 114 3,406
Lumen Technologies, Inc. 124 1,350
Match Group, Inc.
(a)
44 3,226
Meta Platforms, Inc., Class A
(a)
736 117,098
Netflix, Inc.
(a)
100 22,490
News Corp., Class A 69 1,183
News Corp., Class B 79 1,365
Omnicom Group, Inc. 41 2,863
Take-Two Interactive Software, Inc.
(a)
46 6,106
T-Mobile US, Inc.
(a)
141 20,171
Twitter, Inc.
(a)
158 6,574
VeriSign, Inc.
(a)
22 4,162
Verizon Communications, Inc. 958 44,250
ViacomCBS, Inc., Class B 162 3,831
Walt Disney Co. (The)
(a)
395 41,909
Warner Bros. Discovery, Inc.
(a)
483 7,245
808,404
Consumer Discretionary — 10.76%
Advance Auto Parts, Inc. 5 968
Amazon.com, Inc.
(a)
2,616 353,030
Aptiv PLC
(a)
56 5,874
AutoZone, Inc.
(a)
4 8,550
Bath & Body Works, Inc. 1 36
Best Buy Co., Inc. 52 4,003
BorgWarner, Inc. 143 5,500
Caesars Entertainment, Inc.
(a)
119 5,437
CarMax, Inc.
(a)
23 2,289
Carnival Corp.
(a)
75 680
Chipotle Mexican Grill, Inc.
(a)
6 9,385
Chow Tai Fook Jewelry Group Ltd.
(a)
50,800 100,436
Copart, Inc.
(a)
80 10,248
D.R. Horton, Inc. 127 9,910
Darden Restaurants, Inc. 27 3,361
Domino's Pizza, Inc. 12 4,705

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)
COMMON STOCKS — 93.74% - continued Shares Fair Value
Consumer Discretionary — 10.76% - continued
eBay, Inc. 116 $ 5,641
Etsy, Inc.
(a)
32 3,319
Ford Motor Co. 816 11,987
Fortune Brands Home & Security,
Inc. 21 1,463
General Motors Co.
(a)
345 12,510
Genuine Parts Co. 6 917
Hasbro, Inc. 21 1,653
Hilton Worldwide Holdings, Inc. 285 36,500
Home Depot, Inc. (The) 358 107,736
Las Vegas Sands Corp.
(a)
96 3,618
Lennar Corp., Class A 63 5,355
Live Nation Entertainment, Inc.
(a)
12 1,128
LKQ Corp. 23 1,261
Lowe's Cos., Inc. 154 29,496
Marriott International, Inc., Class A 50 7,941
Masco Corp. 2 111
McDonald's Corp. 157 41,348
MGM Resorts International 112 3,666
Newell Brands, Inc. 2 40
NIKE, Inc., Class B 294 33,786
Norwegian Cruise Lines Holdings
Ltd.
(a)
22 267
NVR, Inc.
(a)
1 4,393
O'Reilly Automotive, Inc.
(a)
13 9,147
Penn National Gaming, Inc.
(a)
52 1,797
Pool Corp. 13 4,650
PulteGroup, Inc. 76 3,315
PVH Corp. 5 310
Ralph Lauren Corp. 2 197
Ross Stores, Inc. 61 4,957
Royal Caribbean Cruises Ltd.
(a)
45 1,742
Starbucks Corp. 252 21,365
Tapestry, Inc. 44 1,480
Tesla, Inc.
(a)
243 216,622
TJX Cos., Inc. (The) 239 14,617
Tractor Supply Co. 33 6,319
Ulta Beauty, Inc.
(a)
12 4,667
VF Corp. 72 3,217
Whirlpool Corp. 3 519
Wynn Resorts Ltd.
(a)
31 1,968
Yum! Brands, Inc. 57 6,985
1,142,422
Consumer Staples — 6.38%
Altria Group, Inc. 364 15,965
Archer-Daniels-Midland Co. 116 9,601
Brown-Forman Corp., Class B 40 2,969
Cal-Maine Foods, Inc. 1,800 91,998

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)
COMMON STOCKS — 93.74% - continued Shares Fair Value
Consumer Staples — 6.38% - continued
Campbell Soup Co. 42 $ 2,073
Church & Dwight Co., Inc. 53 4,662
Clorox Co. (The) 23 3,262
Coca-Cola Co. (The) 869 55,764
Colgate-Palmolive Co. 199 15,669
Conagra Brands, Inc. 169 5,781
Constellation Brands, Inc., Class A 23 5,665
Costco Wholesale Corp. 147 79,572
Dollar General Corp. 62 15,403
Dollar Tree, Inc.
(a)
45 7,441
Estee Lauder Cos., Inc. (The), Class
A 53 14,474
General Mills, Inc. 124 9,274
Hershey Co. (The) 38 8,662
Hormel Foods Corp. 85 4,194
J.M. Smucker Co. (The) 17 2,249
Kellogg Co. 54 3,992
Keurig Dr Pepper, Inc. 256 9,917
Kimberly-Clark Corp. 78 10,280
Kraft Heinz Co. (The) 104 3,830
Kroger Co. (The) 145 6,734
Lamb Weston Holdings, Inc. 18 1,434
McCormick & Co., Inc. 50 4,368
Molson Coors Brewing Co., Class B 17 1,016
Mondelez International, Inc., Class A 288 18,444
Monster Beverage Corp.
(a)
110 10,958
PepsiCo, Inc. 318 55,637
Philip Morris International, Inc. 363 35,265
Procter & Gamble Co. (The) 530 73,623
Sysco Corp. 102 8,660
Target Corp. 122 19,932
Tyson Foods, Inc., Class A 82 7,217
Walgreens Boots Alliance, Inc. 202 8,003
Wal-Mart Stores, Inc. 325 42,916
676,904
Energy — 7.51%
APA Corp. 22 818
Baker Hughes Co. 288 7,399
Chevron Corp. 441 72,227
ConocoPhillips 295 28,742
Coterra Energy, Inc. 219 6,699
Devon Energy Corp. 131 8,233
Diamondback Energy, Inc. 48 6,145
Enphase Energy, Inc.
(a)
34 9,662
EOG Resources, Inc. 376 41,819
Equitrans Midstream Corp. 13,700 107,545
Exxon Mobil Corp. 924 89,563
Halliburton Co. 238 6,973

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)
COMMON STOCKS — 93.74% - continued Shares Fair Value
Energy — 7.51% - continued
Hess Corp. 79 $ 8,885
Kinder Morgan, Inc. 5,829 104,864
Kinetik Holdings Inc.
(a)
2,600 105,768
Marathon Oil Corp. 62 1,538
Marathon Petroleum Corp. 154 14,116
Occidental Petroleum Corp. 170 11,178
ONEOK, Inc. 1,857 110,937
Phillips 66 108 9,612
Pioneer Natural Resources Co. 66 15,639
Schlumberger Ltd. 366 13,553
SolarEdge Technologies, Inc.
(a)
16 5,762
Valero Energy Corp. 59 6,535
Williams Cos., Inc. (The) 80 2,727
796,939
Financials — 8.68%
Aflac, Inc. 54 3,094
Allstate Corp. (The) 56 6,550
American Express Co. 125 19,253
American International Group, Inc. 187 9,681
Ameriprise Financial, Inc. 22 5,938
Aon PLC, Class A 39 11,351
Arthur J. Gallagher & Co. 61 10,918
Assurant, Inc. 7 1,230
Bank of America Corp. 2,210 74,720
Bank of New York Mellon Corp.
(The) 191 8,301
Berkshire Hathaway, Inc., Class B
(a)
398 119,638
BlackRock, Inc. 27 18,068
Brown & Brown, Inc. 68 4,427
Capital One Financial Corp. 92 10,104
Cboe Global Markets, Inc. 19 2,344
Charles Schwab Corp. (The) 356 24,581
Chubb Ltd. 95 17,921
Cincinnati Financial Corp. 70 6,814
Citigroup, Inc. 417 21,642
Citizens Financial Group, Inc. 104 3,949
CME Group, Inc. 81 16,158
Comerica, Inc. 6 467
Discover Financial Services 59 5,959
Everest Re Group Ltd. 26 6,795
Fifth Third Bancorp 119 4,060
First Republic Bank 36 5,858
Franklin Resources, Inc. 93 2,553
Globe Life, Inc. 5 504
Goldman Sachs Group, Inc. (The) 77 25,671
Hartford Financial Services Group,
Inc. (The) 15 967
Huntington Bancshares, Inc. 287 3,814

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)
COMMON STOCKS — 93.74% - continued Shares Fair Value
Financials — 8.68% - continued
Intercontinental Exchange, Inc. 131 $ 13,361
Invesco Ltd. 88 1,561
JPMorgan Chase & Co. 837 96,556
KeyCorp 156 2,855
Lincoln National Corp. 46 2,362
Loews Corp. 5 291
M&T Bank Corp. 30 5,324
Marsh & McLennan Cos., Inc. 119 19,511
MetLife, Inc. 148 9,361
Morgan Stanley 312 26,301
Nasdaq, Inc. 23 4,161
Northern Trust Corp. 44 4,390
Northwest Bancshares, Inc. 7,200 103,537
PNC Financial Services Group, Inc.
(The) 85 14,105
Principal Financial Group, Inc. 41 2,745
Progressive Corp. (The) 149 17,144
Prudential Financial, Inc. 105 10,499
Raymond James Financial, Inc. 63 6,204
Regions Financial Corp. 101 2,139
Signature Bank 13 2,412
State Street Corp. 76 5,399
SVB Financial Group
(a)
54 21,792
Synchrony Financial 142 4,754
T. Rowe Price Group, Inc. 74 9,137
Travelers Cos., Inc. (The) 58 9,205
Truist Financial Corp. 364 18,371
U.S. Bancorp 316 14,915
W.R. Berkley Corp. 31 1,938
Wells Fargo & Co. 753 33,034
Willis Towers Watson PLC 22 4,553
Zions Bancorporation 3 164
921,411
Health Care — 12.35%
Abbott Laboratories 686 74,664
AbbVie, Inc. 410 58,839
ABIOMED, Inc.
(a)
9 2,637
Agilent Technologies, Inc. 48 6,437
Align Technology, Inc.
(a)
21 5,900
AmerisourceBergen Corp. 64 9,340
Amgen, Inc. 121 29,944
Anthem, Inc. 52 24,809
Baxter International, Inc. 113 6,629
Becton, Dickinson and Co. 58 14,170
Biogen, Inc.
(a)
22 4,731
Bio-Rad Laboratories, Inc., Class A
(a)
8 4,506
Bio-Techne Corp. 12 4,623
Boston Scientific Corp.
(a)
281 11,535

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)
COMMON STOCKS — 93.74% - continued Shares Fair Value
Health Care — 12.35% - continued
Bristol-Myers Squibb Co. 529 $ 39,030
Cardinal Health, Inc. 76 4,527
Catalent, Inc.
(a)
39 4,411
Centene Corp.
(a)
237 22,034
Charles River Laboratories
International, Inc.
(a)
10 2,505
Cigna Corp. 92 25,333
Cooper Cos., Inc. (The) 15 4,905
CVS Health Corp. 328 31,383
Danaher Corp. 241 70,244
DaVita, Inc.
(a)
4 337
DENTSPLY SIRONA, Inc. 51 1,844
DexCom, Inc.
(a)
108 8,865
Edwards LifeSciences Corp.
(a)
140 14,076
Eli Lilly & Co. 284 93,632
Embecta Corp.
(a)
160 4,709
Gilead Sciences, Inc. 279 16,670
HCA Healthcare, Inc. 56 11,896
Henry Schein, Inc.
(a)
5 394
Hologic, Inc.
(a)
45 3,212
Humana, Inc. 27 13,014
IDEXX Laboratories, Inc.
(a)
6 2,395
Illumina, Inc.
(a)
31 6,717
Incyte Corp.
(a)
86 6,680
Intuitive Surgical, Inc.
(a)
80 18,414
IQVIA Holdings, Inc.
(a)
33 7,929
Johnson & Johnson 602 105,062
Laboratory Corp. of America
Holdings 21 5,506
McKesson Corp. 30 10,247
Medtronic PLC 284 26,276
Merck & Co., Inc. 572 51,102
Mettler-Toledo International, Inc.
(a)
5 6,749
Moderna, Inc.
(a)
85 13,948
Molina Healthcare, Inc.
(a)
25 8,193
Organon & Co. 24 761
PerkinElmer, Inc. 21 3,217
Pfizer, Inc. 1,192 60,208
Quest Diagnostics, Inc. 27 3,687
Regeneron Pharmaceuticals, Inc.
(a)
23 13,379
ResMed, Inc. 35 8,418
STERIS PLC 23 5,190
Stryker Corp. 71 15,247
Teleflex, Inc. 6 1,443
Thermo Fisher Scientific, Inc. 131 78,391
UnitedHealth Group, Inc. 301 163,244

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)
COMMON STOCKS — 93.74% - continued Shares Fair Value
Health Care — 12.35% - continued
Universal Health Services, Inc.,
Class B 13 $ 1,462
Vertex Pharmaceuticals, Inc.
(a)
66 18,507
Viatris, Inc. 365 3,537
Waters Corp.
(a)
15 5,460
West Pharmaceutical Services, Inc. 20 6,871
Zimmer Biomet Holdings, Inc. 13 1,435
Zoetis, Inc., Class A 113 20,628
1,312,088
Industrials — 6.94%
3M Co. 165 23,635
A.O. Smith Corp. 19 1,202
Alaska Air Group, Inc.
(a)
74 3,280
Allegion PLC 26 2,748
American Airlines Group, Inc.
(a)
129 1,769
AMETEK, Inc. 66 8,151
Amphenol Corp., Class A 722 55,687
Boeing Co. (The)
(a)
115 18,321
Carrier Global Corp. 204 8,268
Caterpillar, Inc. 118 23,393
CH Robinson Worldwide, Inc. 51 5,646
China Merchants Port Holdings Co.
Ltd. 6,612 10,664
Cintas Corp. 18 7,659
CSX Corp. 313 10,119
Cummins, Inc. 46 10,181
Deere & Co. 53 18,189
Delta Air Lines, Inc.
(a)
140 4,452
Dover Corp. 29 3,877
Eaton Corp. PLC 72 10,684
Emerson Electric Co. 159 14,321
Expeditors International of
Washington, Inc. 82 8,713
Fastenal Co. 209 10,735
FedEx Corp. 55 12,819
Fortive Corp. 17 1,096
Generac Holdings, Inc.
(a)
17 4,561
General Dynamics Corp. 63 14,280
General Electric, Co. 196 14,486
Honeywell International, Inc. 141 27,137
Howmet Aerospace Inc. 1 37
Huntington Ingalls Industries, Inc. 16 3,469
IDEX Corp. 21 4,384
Illinois Tool Works, Inc. 63 13,089
Ingersoll Rand, Inc. 152 7,570
Jacobs Engineering Group, Inc. 47 6,453
JB Hunt Transport Services, Inc. 30 5,498
Johnson Controls International PLC 103 5,553

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)
COMMON STOCKS — 93.74% - continued Shares Fair Value
Industrials — 6.94% - continued
Keysight Technologies, Inc.
(a)
50 $ 8,130
L3 Harris Technologies, Inc. 69 16,558
Lockheed Martin Corp. 47 19,449
Mitsui Osk Lines Ltd. 340 9,268
Nordson Corp. 9 2,079
Norfolk Southern Corp. 34 8,540
Northrop Grumman Corp. 28 13,409
Old Dominion Freight Line, Inc. 19 5,767
Otis Worldwide Corp. 109 8,521
PACCAR, Inc. 99 9,060
Parker-Hannifin Corp. 35 10,118
Pentair PLC 1 49
Quanta Services, Inc. 35 4,856
Raytheon Technologies Corp. 341 31,785
Republic Services, Inc. 54 7,488
Robert Half International, Inc. 33 2,612
Rockwell Automation, Inc. 30 7,658
Rollins, Inc. 94 3,626
Roper Technologies, Inc. 23 10,043
Snap-on, Inc. 3 672
Southwest Airlines Co.
(a)
150 5,718
Stanley Black & Decker, Inc. 22 2,141
TE Connectivity Ltd. 68 9,094
Teledyne Technologies, Inc.
(a)
13 5,088
Textron, Inc. 23 1,510
Trane Technologies PLC 38 5,586
Transdigm Group, Inc.
(a)
11 6,846
Trimble, Inc.
(a)
66 4,582
Union Pacific Corp. 256 58,188
United Airlines Holdings, Inc.
(a)
101 3,712
United Parcel Service, Inc., Class B 180 35,079
United Rentals, Inc.
(a)
17 5,485
W.W. Grainger, Inc. 12 6,522
Wabtec Corp. 66 6,169
Waste Management, Inc. 98 16,126
Xylem, Inc. 31 2,853
736,513
Materials — 2.10%
Air Products & Chemicals, Inc. 60 14,894
Albemarle Corp. 23 5,619
Amcor PLC 822 10,646
Avery Dennison Corp. 35 6,666
Ball Corp. 73 5,360
Celanese Corp. 39 4,583
CF Industries Holdings, Inc. 32 3,056
Corteva, Inc. 74 4,259
Dow, Inc. 188 10,003
DuPont de Nemours, Inc. 1 61

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)
COMMON STOCKS — 93.74% - continued Shares Fair Value
Materials — 2.10% - continued
Eastman Chemical Co. 22 $ 2,110
Ecolab, Inc. 35 5,781
FMC Corp. 29 3,222
Freeport-McMoRan, Inc. 315 9,938
International Flavors & Fragrances,
Inc. 96 11,909
International Paper Co. 35 1,497
Linde PLC 186 56,172
LyondellBasell Industries N.V.,
Class A 98 8,734
Martin Marietta Materials, Inc. 15 5,281
Mosaic Co. (The) 57 3,002
Newmont Corp. 196 8,875
Nucor Corp. 74 10,049
Packaging Corp. of America 27 3,796
PPG Industries, Inc. 56 7,240
Sealed Air Corp. 28 1,711
Sherwin-Williams Co. (The) 54 13,065
Vulcan Materials Co. 16 2,645
WestRock Co. 59 2,499
222,673
Real Estate — 2.14%
Alexandria Real Estate Equities, Inc. 58 9,615
American Tower Corp. 104 28,167
AvalonBay Communities, Inc. 29 6,204
Boston Properties, Inc. 29 2,644
Camden Property Trust 22 3,104
CBRE Group, Inc., Class A
(a)
115 9,846
Crown Castle International Corp. 91 16,441
Digital Realty Trust, Inc. 74 9,801
Duke Realty Corp. 66 4,129
Equinix, Inc. 18 12,667
Equity Residential 73 5,722
Essex Property Trust, Inc. 12 3,438
Extra Space Storage, Inc. 30 5,686
Federal Realty Investment Trust 6 634
Healthpeak Properties, Inc. 129 3,564
Host Hotels & Resorts, Inc. 13 232
Iron Mountain, Inc. 64 3,103
Kimco Realty Corp. 125 2,764
Mid-America Apartment
Communities, Inc. 17 3,157
Prologis, Inc. 173 22,934
Public Storage 20 6,528
Realty Income Corp. 218 16,130
Regency Centers Corp. 16 1,031
SBA Communications Corp., Class A 23 7,723
Simon Property Group, Inc. 72 7,822

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)
COMMON STOCKS — 93.74% - continued Shares Fair Value
Real Estate — 2.14% - continued
UDR, Inc. 81 $ 3,920
Ventas, Inc. 72 3,872
VICI Properties, Inc. 358 12,240
Vornado Realty Trust 25 760
Welltower, Inc. 112 9,670
Weyerhaeuser Co. 91 3,305
226,853
Technology — 27.08%
Accenture PLC, Class A 150 45,939
Adobe, Inc.
(a)
162 66,439
Advanced Micro Devices, Inc.
(a)
379 35,804
Akamai Technologies, Inc.
(a)
36 3,464
Analog Devices, Inc. 109 18,744
ANSYS, Inc.
(a)
18 5,022
Apple, Inc. 4,401 715,207
Applied Materials, Inc. 208 22,044
Arista Networks, Inc.
(a)
51 5,948
Autodesk, Inc.
(a)
52 11,249
Automatic Data Processing, Inc. 88 21,219
Broadcom, Inc. 138 73,896
Broadridge Financial Solutions, Inc. 35 5,619
Cadence Design Systems, Inc.
(a)
62 11,537
CDW Corp. 26 4,720
Ceridian HCM Holding, Inc.
(a)
9 493
Cisco Systems, Inc. 1,433 65,015
Citrix Systems, Inc. 16 1,623
Cognizant Technology Solutions
Corp., Class A 107 7,272
Corning, Inc. 181 6,654
DXC Technology Co.
(a)
1 32
EPAM Systems, Inc.
(a)
14 4,890
Equifax, Inc. 19 3,969
F5, Inc.
(a)
6 1,004
FactSet Research Systems, Inc. 10 4,297
Fidelity National Information
Services, Inc. 165 16,856
Fiserv, Inc.
(a)
175 18,494
FleetCor Technologies, Inc.
(a)
19 4,182
Fortinet, Inc.
(a)
502 29,944
Garmin Ltd. 45 4,393
Gartner, Inc.
(a)
22 5,841
Global Payments, Inc. 93 11,376
Hewlett Packard Enterprise Co. 256 3,645
HP, Inc. 217 7,246
Intel Corp. 921 33,442
International Business Machines
Corp. 188 24,589
Intuit, Inc. 58 26,458

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)
COMMON STOCKS — 93.74% - continued Shares Fair Value
Technology — 27.08% - continued
Jack Henry & Associates, Inc. 18 $ 3,740
Juniper Networks, Inc. 3 84
KLA Corp. 33 12,657
Lam Research Corp. 30 15,015
Leidos Holdings, Inc. 17 1,819
Lenovo Group Ltd. 104,000 100,556
MarketAxess Holdings, Inc. 9 2,437
MasterCard, Inc., Class A 256 90,569
Microchip Technology, Inc. 99 6,817
Micron Technology, Inc. 229 14,166
Microsoft Corp. 2,210 620,434
Monolithic Power Systems, Inc. 13 6,041
Moody's Corp. 36 11,169
Motorola Solutions, Inc. 37 8,828
MSCI, Inc. 18 8,664
NetApp, Inc. 43 3,067
Nielsen Holdings PLC 1 24
NortonLifeLock, Inc. 3 74
NVIDIA Corp. 826 150,026
NXP Semiconductors NV 64 11,768
ON Semiconductor Corp.
(a)
34 2,271
Oracle Corp. 331 25,765
Paychex, Inc. 60 7,697
Paycom Software, Inc.
(a)
12 3,966
PayPal Holdings, Inc.
(a)
266 23,017
PTC, Inc.
(a)
27 3,331
Qorvo, Inc.
(a)
29 3,018
Qualcomm, Inc. 258 37,425
S&P Global, Inc. 185 69,732
salesforce.com, Inc.
(a)
380 69,928
Seagate Technology PLC 42 3,359
ServiceNow, Inc.
(a)
88 39,306
Skyworks Solutions, Inc. 44 4,791
Synopsys, Inc.
(a)
33 12,128
Teradyne, Inc. 56 5,650
Texas Instruments, Inc. 208 37,209
Tyler Technologies, Inc.
(a)
14 5,586
Verisk Analytics, Inc. 5 951
Visa, Inc., Class A 549 116,447
Western Digital Corp.
(a)
50 2,455
Zebra Technologies Corp., Class A
(a)
15 5,365
2,875,918
Utilities — 2.19%
AES Corp. 113 2,511
Alliant Energy Corp. 53 3,229
Ameren Corp. 67 6,239
American Electric Power Co., Inc. 118 11,630
American Water Works Co., Inc. 39 6,062

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)
ETF
- Exchange-Traded Fund
COMMON STOCKS — 93.74% - continued Shares Fair Value
Utilities — 2.19% - continued
Atmos Energy Corp. 40 $ 4,856
CenterPoint Energy, Inc. 129 4,088
CMS Energy Corp. 71 4,880
Consolidated Edison, Inc. 80 7,942
Constellation Energy Corp. 48 3,173
Dominion Energy, Inc. 178 14,592
DTE Energy Co. 46 5,994
Duke Energy Corp. 184 20,227
Edison International 114 7,726
Entergy Corp. 49 5,641
Evergy, Inc. 99 6,758
Eversource Energy 88 7,763
Exelon Corp. 116 5,393
FirstEnergy Corp. 142 5,836
NextEra Energy, Inc. 419 35,401
Nisource, Inc. 73 2,219
NRG Energy, Inc. 168 6,342
Pinnacle West Capital Corp. 62 4,555
PPL Corp. 50 1,454
Public Service Enterprise Group, Inc. 46 3,021
Sempra Energy 67 11,109
Southern Co. (The) 224 17,223
WEC Energy Group, Inc. 74 7,682
Xcel Energy, Inc. 125 9,148
232,694
Total Common Stocks (Cost $9,913,432) 9,952,819
EXCHANGE-TRADED FUNDS — 2.45% Shares Fair Value
iShares S&P 500 Growth ETF 3,824 260,300
Total Exchange-Traded Funds (Cost $254,014) 260,300
MONEY MARKET FUNDS - 2.88%
First American Treasury Obligations Fund, Class X, 2.04%
(b)
305,999 305,999
Total Money Market Funds (Cost $305,999) 305,999
Total Investments — 99.07% (Cost $10,473,445) 10,519,118
Other Assets in Excess of Liabilities — 0.93% 98,658
NET ASSETS — 100.00% $ 10,617,776
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2022.

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments
July 31, 2022 - (Unaudited)
MUNICIPAL BONDS — 98.79%
Principal
Amount Fair Value
Colorado - 0.06%
City & County of Denver, CO Airport System Revenue Bonds,
Series 2012 B, 5.00%, 11/15/2022 $ 5,000 $ 5,051
Connecticut - 0.65%
Town of Tolland, CT General Obligation Notes, Series 2015,
4.00%, 10/15/2022 55,000 55,296
University of Connecticut, Series 2109 A, 5.00%, 11/1/2022 5,000 5,043
60,339
District of Columbia - 6.00%
District of Columbia Carnegie Endowment for International
Peace Revenue Bonds, Series 2006, 1.38%,
11/1/2045
(a)
300,000 300,000
District of Columbia Water & Sewer Authority Public
Utilities Revenue Bonds, Series 2014 B-2, 1.32%,
10/1/2050
(a)
250,000 250,000
550,000
Florida - 9.63%
City of Jacksonville, FL Sales Tax Refunding Revenue Bonds,
Series 2012, 5.00%, 10/1/2026 175,000 176,030
Jacksonville, FL Capital Improvement Revenue Refunding
Bonds, Series 2012, 5.00%, 10/1/2022 110,000 110,638
JEA Electric System Revenue Bonds, Series 2013 3-A, 5.00%,
10/1/2022 35,000 35,204
JEA Water & Sewer System Revenue Bonds, Series 2008 B,
1.47%, 10/1/2041
(a)
300,000 300,000
Miami-Dade County, FL Aviation Revenue Refunding Bonds,
Series 2012 B, 5.00%, 10/1/2027 205,000 206,223
Pasco County School Board, Series 2015 A, 5.00%, 8/1/2022 25,000 25,000
Volusia County Educational Facility, Series 2015 B, 3.00%,
10/15/2022 30,000 30,083
883,178
Illinois - 8.51%
Chicago Midway International Airport Second Lien Revenue
Bonds, Series 2004 D, 1.33%, 1/1/2035
(a)
300,000 300,000
Illinois Educational Facilities Authority Revenue Bonds, Series
2003 B, 1.36%, 7/1/2033
(a)
400,000 400,000
Illinois State General Obligation Refunding Bonds, Series 2012,
5.00%, 8/1/2022 80,000 80,000
780,000
Indiana - 1.09%
Plainfield, IN Redevelopment Authority Indiana Lease Rental
Revenue Bonds, Series 2016, 4.00%, 8/1/2022 100,000 100,000
Maryland - 3.22%
Washington Suburban Sanitary Commission, Series 2016 B-4,
1.35%, 6/1/2023
(a)
200,000 200,000

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)
MUNICIPAL BONDS — 98.79% - continued
Principal
Amount Fair Value
Maryland - 3.22% - continued
Washington Suburban Sanitary Commission, Series 2015 B-3,
1.35%, 6/1/2023
(a)
$ 95,000 $ 95,000
295,000
Massachusetts - 13.21%
Ayer Shirley Regional School District General Obligation
Bonds, Series 2013, 3.00%, 9/1/2022 100,000 100,102
Massachusetts State Health & Educational Facilities Authority
Revenue Bonds, Series 2001 J-2, 1.30%, 7/1/2031
(a)
300,000 300,000
Massachusetts State Housing Finance Agency Housing Revenue
Bonds, Series 200, 1.34%, 12/1/2048
(a)
350,000 350,000
Massachusetts Water Resources Authority Revenue Bonds,
Series 2008 E, 1.38%, 8/1/2037
(a)
400,000 400,000
Town of Middleborough, MA General Obligation Bonds, Series
2020, 5.00%, 10/1/2022 60,000 60,359
1,210,461
Nevada - 0.88%
County of Washoe, NV General Obligation Bonds, Series 2021,
5.00%, 12/1/2022 80,000 80,946
New Jersey - 0.82%
New Jersey State General Obligation Refunding Bonds, Series
2009, 5.25%, 8/1/2022 75,000 75,000
New York - 26.21%
Battery Park City Authority Junior Revenue Bonds, Series 2019
D-1, 1.44%, 11/1/2038
(a)
300,000 300,000
Metropolitan Transportation Authority Transportation Revenue
Bond Anticipation Notes, Series 2019 D-1, 5.00%,
9/1/2022 400,000 401,146
New York City Industrial Development Agency Variable Rate
Demand Liberty Revenue Bonds, Series 2007,
1.90%, 10/1/2042 500,000 500,000
New York City Municipal Water Finance Authority Water &
Sewer System Revenue Bonds, Series 2019 BB,
1.41%, 6/15/2051
(a)
400,000 400,000
New York City Trust for Cultural Resources Revenue Bonds,
Series 2009 A, 1.38%, 7/1/2032
(a)
250,000 250,000
New York City Trust for Cultural Resources Revenue Bonds,
Series 2006 A-2, 1.33%, 10/1/2036
(a)
200,000 200,000
New York State Energy Research & Development Authority
Facilities Revenue Bonds, Series 2005 A-3, 1.38%,
5/1/2039
(a)
300,000 300,000
Niagara County, NY General Obligation Water Improvement
Bonds, Series 2016 C, 5.00%, 8/1/2022 50,000 50,000
2,401,146
Ohio - 10.10%
Ohio State General Obligation Infrastructure Improvement
Bonds, Series 2004 A, 1.36%, 2/1/2023
(a)
225,000 225,000

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)
MUNICIPAL BONDS — 98.79% - continued
Principal
Amount Fair Value
Ohio - 10.10% - continued
Ohio State University (The) Revenue Bonds, Series 2014 B-2,
1.32%, 12/1/2039
(a)
$ 300,000 $ 300,000
Ohio Water Development Authority Water Pollution, Series
2016 A, 1.34%, 12/1/2036 400,000 400,000
925,000
Pennsylvania - 0.55%
Swarthmore Borough Authority Swarthmore College Revenue
Bonds, Series 2018, 5.00%, 9/15/2022 50,000 50,217
Rhode Island - 0.55%
Rhode Island Health and Educational Building Corp, Series
2012 B, 5.00%, 8/15/2022 50,000 50,066
South Carolina - 4.37%
City of Columbia, SC Waterworks & Sewer System Revenue
Bonds, Series 2009, 1.33%, 2/1/2038 400,000 400,000
Texas - 5.85%
City of Lewisville, TX Combination Contract Revenue &
Special Assessment Refunding Bonds, Series 2013,
3.00%, 9/1/2022 170,000 170,223
Dowdell Public Utility District Texas Unlimited Tax Refunding
Bonds, Series 2021 B, 4.00%, 9/1/2022 65,000 65,128
Hidalgo County, TX Drainage District No. 1 Unlimited Tax
Refunding Bonds, Series 2016, 5.00%, 9/1/2022 50,000 50,146
State of Texas Veterans Bonds, Series 2016, 1.27%, 12/1/2046 250,000 250,000
535,497
Virginia - 7.09%
Fairfax County, VA Economic Development Authority Revenue
Bonds, Series 2003 A, 1.33%, 12/1/2033
(a)
300,000 300,000
Fairfax County, VA Economic Development Authority Revenue
Bonds, Series 2007, 1.36%, 6/1/2037
(a)
350,000 350,000
650,000
Total Municipal Bonds (Cost $9,052,957) 9,051,901
MONEY MARKET FUNDS - 0.51%
Federated Institutional Tax-Free Cash Trust, Institutional Shares,
0.87%
(b)
46,590 46,590
Total Money Market Funds (Cost $46,590) 46,590
Total Investments — 99.30% (Cost $9,099,547) 9,098,491
Other Assets in Excess of Liabilities — 0.70% 64,514
NET ASSETS — 100.00% $ 9,163,005
(a) Certain variable rate securities are not based on a published reference rate spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b) Rate disclosed is the seven day effective yield as of July 31, 2022.